                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4777
-------------------------------------------------------------------------------

                               MFS SERIES TRUST I
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: August 31
-------------------------------------------------------------------------------

                  Date of reporting period: November 30, 2004
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) MANAGED SECTORS FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS MANAGED SECTORS FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.2%
--------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"^                                                                               39,000        $   3,301,740
--------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                     42,100            1,636,848
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,938,588
--------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 3.9%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.^                                                                          65,600        $   3,654,576
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                92,600            4,143,850
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   7,798,426
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 7.2%
--------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   60,800        $   3,650,432
--------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                50,400            1,381,968
--------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.^*                                                                              27,000            1,302,750
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                                75,300            4,217,553
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         75,900            2,615,514
--------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                        26,500            1,118,830
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  14,287,047
--------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.8%
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                            90,200        $   2,709,608
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.^*                                                                           203,100            3,596,901
--------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                                           47,300            1,423,730
--------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                                             33,800            1,172,860
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.^                                                                               94,000            2,526,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  11,429,819
--------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.^                                                                     29,300        $   3,069,468
--------------------------------------------------------------------------------------------------------------------------

BUSINESS SERVICES - 3.0%
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                 50,400        $   1,940,904
--------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                           37,600            2,190,200
--------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                       64,000            1,804,160
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   5,935,264
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 11.6%
--------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                   108,700        $   1,407,665
--------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                    59,300            2,704,673
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                               309,200            8,289,652
--------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                 308,400            3,904,344
--------------------------------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                                               46,700            2,979,927
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                       171,500            3,755,850
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  23,042,111
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.6%
--------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                   176,000        $   7,131,520
--------------------------------------------------------------------------------------------------------------------------

CONSUMER GOODS & SERVICES - 3.7%
--------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                            59,800        $   2,244,892
--------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           94,800            5,069,904
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   7,314,796
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                           35,300        $   2,358,746
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           46,200            1,633,632
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   3,992,378
--------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.5%
--------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                           46,500        $   1,632,615
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           69,800            2,579,110
--------------------------------------------------------------------------------------------------------------------------
MFS Managed Sectors Fund
--------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^*                                                                             27,900        $   1,257,174
--------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                24,600            1,007,616
--------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.^                                                                       99,800            2,413,164
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   8,889,679
--------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.8%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.^                                                                                     78,600        $   3,566,082
--------------------------------------------------------------------------------------------------------------------------

FOOD & NON-ALCOHOLIC BEVERAGES - 0.5%
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  20,000        $     998,200
--------------------------------------------------------------------------------------------------------------------------

GAMING & LODGING - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                 74,000        $   3,922,740
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                  59,000        $   2,723,440
--------------------------------------------------------------------------------------------------------------------------
Target Corp.^                                                                                  77,000            3,943,940
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   6,667,380
--------------------------------------------------------------------------------------------------------------------------
INTERNET - 5.1%
--------------------------------------------------------------------------------------------------------------------------
eBay, Inc.^*                                                                                   42,600        $   4,790,370
--------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.^*                                                                                142,900            5,375,898
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  10,166,268
--------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              47,800        $   4,376,090
--------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.^                                                                         24,700            1,847,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   6,223,650
--------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 7.0%
--------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.^                                                                                  21,500        $   1,029,205
--------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.^                                                                               37,000            2,216,670
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                        59,000            3,335,860
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                                               89,900            4,319,695
--------------------------------------------------------------------------------------------------------------------------
Waters Corp.^*                                                                                 64,900            3,028,234
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  13,929,664
--------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
--------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                    157,500        $   2,113,650
--------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.^*                                                                      61,500            1,854,840
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   3,968,490
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.7%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories^                                                                          121,200        $   5,085,552
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.^                                                                               50,200            2,677,166
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                             158,100            9,536,592
--------------------------------------------------------------------------------------------------------------------------
Wyeth^                                                                                        148,400            5,916,708
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  23,216,018
--------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
--------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                              43,600        $   1,979,440
--------------------------------------------------------------------------------------------------------------------------

SPECIALTY STORES - 5.1%
--------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.^                                                                            80,700        $   4,549,866
--------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                             27,800            1,538,174
--------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                                                53,100            1,819,737
--------------------------------------------------------------------------------------------------------------------------
Staples, Inc.^                                                                                 66,500            2,122,015
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  10,029,792
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.6%
--------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                                  31,400        $     703,674
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          389,800            7,293,158
--------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.^*                                                                      12,100        $   1,076,537
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   9,073,369
--------------------------------------------------------------------------------------------------------------------------
TRUCKING - 2.5%
--------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                    29,500        $   2,803,385
--------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"^                                                              26,400            2,221,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   5,024,945
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $173,353,700)                                                                 $ 196,595,134
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.4%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost                   $    737,000        $     737,000
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 21.6%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  42,813,280        $  42,813,280
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $216,903,980)                                                            $ 240,145,414
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (21.2)%                                                                       (41,933,905)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $ 198,211,509
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS MANAGED SECTORS FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                        $217,283,901
                                                      ============
Gross unrealized appreciation                         $ 25,412,767
Gross unrealized depreciation                           (2,551,254)
                                                      ------------
Net unrealized appreciation (depreciation)            $ 22,861,513
                                                      ============


(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) STRATEGIC GROWTH FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS. COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

ISSUER                                                               SHARES            $ VALUE
----------------------------------------------------------------------------------------------
STOCKS - 96.2%
----------------------------------------------------------------------------------------------
AIRLINES - 0.2%
----------------------------------------------------------------------------------------------
Southwest Airlines Co.                                              208,100   $      3,273,413
----------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
----------------------------------------------------------------------------------------------
Reebok International Ltd.                                           415,900   $     16,170,192
----------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 4.3%
----------------------------------------------------------------------------------------------
American Express Co.                                                489,200   $     27,253,332
----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     611,557         27,367,176
----------------------------------------------------------------------------------------------
MBNA Corp.                                                          138,100          3,667,936
----------------------------------------------------------------------------------------------
Northern Trust Corp.                                                247,800         11,656,512
----------------------------------------------------------------------------------------------
                                                                              $     69,944,956
----------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.5%
----------------------------------------------------------------------------------------------
Amgen, Inc.*                                                        350,500   $     21,044,020
----------------------------------------------------------------------------------------------
Genentech, Inc.*                                                    165,500          7,985,375
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                      555,400         31,107,954
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                              524,000         18,057,040
----------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                             340,500         14,375,910
----------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                    434,700         11,563,020
----------------------------------------------------------------------------------------------
                                                                              $    104,133,319
----------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 8.6%
----------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                  252,400   $      8,500,832
----------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                         550,300         16,316,395
----------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                               195,600          3,110,040
----------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                 104,000          3,746,080
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                            156,800          9,763,936
----------------------------------------------------------------------------------------------
News Corp., "A"^                                                  1,045,800         18,500,202
----------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                  811,800         14,376,978
----------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                335,800         10,107,580
----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   830,213         28,808,391
----------------------------------------------------------------------------------------------
Walt Disney Co.                                                     560,700         15,071,616
----------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                 447,800         10,039,676
----------------------------------------------------------------------------------------------
                                                                              $    138,341,726
----------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.2%
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                            51,300   $      5,374,188
----------------------------------------------------------------------------------------------
Mellon Financial Corp.                                              248,600          7,264,092
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                           120,500          6,713,055
----------------------------------------------------------------------------------------------
                                                                              $     19,351,335
----------------------------------------------------------------------------------------------
BUSINESS SERVICES - 3.2%
----------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                898,000   $     23,294,120
----------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                       407,000         15,673,570
----------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                 81,300          4,735,725
----------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                           280,400          7,904,476
----------------------------------------------------------------------------------------------
                                                                              $     51,607,891
----------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 11.1%
----------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                         505,300   $      6,543,635
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                        425,300         10,994,005
----------------------------------------------------------------------------------------------
Ascential Software Corp.*                                           228,200          3,119,494
----------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.^*                            237,600          5,640,624
----------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                          569,900         25,993,139
----------------------------------------------------------------------------------------------
Microsoft Corp.                                                   2,187,700         58,652,237
----------------------------------------------------------------------------------------------
Oracle Corp.*                                                     1,951,800         24,709,788
----------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                     763,900         11,061,272
----------------------------------------------------------------------------------------------
SAP AG, ADR^                                                         84,500          3,760,250
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                      80,000          5,104,800
----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                           1,070,779         23,450,060
----------------------------------------------------------------------------------------------
                                                                              $    179,029,304
----------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 4.2%
----------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                               169,500   $      4,001,895
----------------------------------------------------------------------------------------------
Dell, Inc.*                                                       1,154,700         46,788,444
----------------------------------------------------------------------------------------------
International Business Machines Corp.                               174,200         16,416,608
----------------------------------------------------------------------------------------------
                                                                              $     67,206,947
----------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.2%
----------------------------------------------------------------------------------------------
Avon Products, Inc.                                                 486,500   $     18,263,210
----------------------------------------------------------------------------------------------
Career Education Corp.*                                              60,600          2,357,340
----------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                583,900         31,226,972
----------------------------------------------------------------------------------------------
                                                                              $     51,847,522
----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.0%
----------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                         175,700   $     11,650,667
----------------------------------------------------------------------------------------------
Emerson Electric Co.                                                132,400          8,846,968
----------------------------------------------------------------------------------------------
General Electric Co.                                                555,500         19,642,480
----------------------------------------------------------------------------------------------
Tyco International Ltd.                                             737,804         25,063,202
----------------------------------------------------------------------------------------------
                                                                              $     65,203,317
----------------------------------------------------------------------------------------------
ELECTRONICS - 6.5%
----------------------------------------------------------------------------------------------
Amphenol Corp., "A"^*                                               164,700   $      5,782,617
----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                508,900         18,803,855
----------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                            481,900          8,018,816
----------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                   133,900          6,033,534
----------------------------------------------------------------------------------------------
Linear Technology Corp.                                             158,600          6,052,176
----------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                      260,900          8,364,454
----------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                     140,800          5,767,168
----------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                             294,000          7,920,360
----------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                1,091,200         12,046,848
----------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                             385,700          9,326,226
----------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                       513,700         16,037,714
----------------------------------------------------------------------------------------------
                                                                              $    104,153,768
----------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
----------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                 123,200   $      3,622,080
----------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
----------------------------------------------------------------------------------------------
CVS Corp.                                                           383,700   $     17,408,469
----------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.9%
----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       622,600   $     31,073,966
----------------------------------------------------------------------------------------------
GAMING & LODGING - 2.3%
----------------------------------------------------------------------------------------------
Carnival Corp.                                                      457,400   $     24,246,774
----------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                       244,100         12,131,770
----------------------------------------------------------------------------------------------
                                                                              $     36,378,544
----------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.7%
----------------------------------------------------------------------------------------------
Kohl's Corp.*                                                       405,600   $     18,722,496
----------------------------------------------------------------------------------------------
Target Corp.                                                        577,400         29,574,428
----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                               220,376         11,472,775
----------------------------------------------------------------------------------------------
                                                                              $     59,769,699
----------------------------------------------------------------------------------------------
INSURANCE - 1.1%
----------------------------------------------------------------------------------------------
American International Group, Inc.                             231,689$14,677,498
----------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                              55,760          3,568,640
----------------------------------------------------------------------------------------------
                                                                              $     18,246,138
----------------------------------------------------------------------------------------------
INTERNET - 3.6%
----------------------------------------------------------------------------------------------
eBay, Inc.*                                                         148,200   $     16,665,090
----------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                               558,300         13,784,427
----------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                       735,400         27,665,748
----------------------------------------------------------------------------------------------
                                                                              $     58,115,265
----------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.5%
----------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                              160,300   $      7,838,670
----------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.7%
----------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                            67,200   $      6,332,256
----------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                56,600          4,233,680
----------------------------------------------------------------------------------------------
                                                                              $     10,565,936
----------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
----------------------------------------------------------------------------------------------
HCA, Inc.                                                           335,600   $     13,229,352
----------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.7%
----------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                               84,800   $      4,794,592
----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                     618,800         29,733,340
----------------------------------------------------------------------------------------------
Waters Corp.*                                                       178,800          8,342,808
----------------------------------------------------------------------------------------------
                                                                              $     42,870,740
----------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.2%
----------------------------------------------------------------------------------------------
EMC Corp.*                                                        1,567,900   $     21,041,218
----------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                            456,100         13,755,976
----------------------------------------------------------------------------------------------
                                                                              $     34,797,194
----------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.9%
----------------------------------------------------------------------------------------------
Abbott Laboratories                                                 738,400   $     30,983,264
----------------------------------------------------------------------------------------------
Allergan, Inc.                                                      126,700          9,312,450
----------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                               121,200          3,199,680
----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                     268,300         14,308,439
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                   930,900         56,151,888
----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                        284,860          7,910,562
----------------------------------------------------------------------------------------------
Wyeth                                                               948,968         37,835,354
----------------------------------------------------------------------------------------------
                                                                              $    159,701,637
----------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
----------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                           94,600   $      4,624,994
----------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.8%
----------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                  228,600   $     12,888,468
----------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                   137,400          2,249,238
----------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                      97,200          4,252,500
----------------------------------------------------------------------------------------------
Staples, Inc.                                                       249,900          7,974,309
----------------------------------------------------------------------------------------------
Tiffany & Co.                                                        26,400            808,862
----------------------------------------------------------------------------------------------
                                                                              $     28,173,377
----------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
----------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                    334,500   $     15,624,495
----------------------------------------------------------------------------------------------
Andrew Corp.*                                                       118,910          1,688,522
----------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                    147,600          2,386,692
----------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                             416,009         11,344,565
----------------------------------------------------------------------------------------------
                                                                              $     31,044,274
----------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELINE - 4.8%
----------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                   288,200$6,458,562
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                              2,710,800         50,719,068
----------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                          214,600          4,564,542
----------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                         757,300          2,976,189
----------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                              389,200         12,940,900
----------------------------------------------------------------------------------------------
                                                                              $     77,659,261
----------------------------------------------------------------------------------------------
TRUCKING - 2.7%
----------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                        127,600   $      6,795,976
----------------------------------------------------------------------------------------------
FedEx Corp.                                                         173,500         16,487,705
----------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                    247,000         20,785,050
----------------------------------------------------------------------------------------------
                                                                              $     44,068,731
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,543,662,043)                                $  1,549,452,017
----------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.4%
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
  at Cost and Net Asset Value                                   103,276,494   $    103,276,494
----------------------------------------------------------------------------------------------
ISSUER                                                           PAR AMOUNT            $ VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.2%
----------------------------------------------------------------------------------------------
Merriill Lynch, dated 11/30/04, due 12/01/04,
total to be received $51,926,957 (secured by
various U. S. Treasury and Federal Agency
obligations in a jointly traded account), at Cost              $ 51,924,000   $     51,924,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,698,862,537)                           $  1,704,652,511
----------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (5.8)%                                            (93,893,741)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                           $  1,610,758,770
----------------------------------------------------------------------------------------------

  * Non-income producing security.
  ^ All or a portion of this security is on loan.
ADR American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS STRATEGIC GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $1,704,616,166
                                                                ==============
Gross unrealized appreciation                                   $  128,782,595
Gross unrealized depreciation                                     (128,746,250)
                                                                --------------
Net unrealized appreciation                                     $       36,345
                                                                ==============


(C)2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) CORE EQUITY FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.2%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 2.5%
--------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                         56,100        $     566,610
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          62,740            3,817,102
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,383,712
--------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                      21,630        $   1,083,447
--------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                    8,700        $     342,693
--------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                          12,100        $     699,622
--------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"^                                                                 9,200              727,996
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,427,618
--------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 12.0%
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          93,934        $   4,346,326
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                63,608            2,846,458
--------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                    45,000            1,494,450
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                    72,270            4,933,150
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                        76,160            2,867,424
--------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                             32,200            1,751,680
--------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                           35,230            2,511,899
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  20,751,387
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 25,400        $   1,422,654
--------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                               34,200              909,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   2,332,374
--------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.9%
--------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                                                                                      8,200        $     287,902
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                                                    16,600              255,972
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                            36,700            1,102,468
--------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                                             47,090            1,544,081
--------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.*                                                                           7,100              388,370
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc.                                                                                31,900              445,005
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                34,200              919,296
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,943,094
--------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                      85,200        $   1,186,836
--------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        3,900              255,957
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                      11,900            1,246,644
--------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                               15,250            1,039,135
--------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                         13,070              381,905
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,110,477
--------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           34,900        $     905,306
--------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                              6,560              319,800
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                  23,200              893,432
--------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            4,400              256,300
--------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                          17,200              572,760
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   2,947,598
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.4%
--------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                  51,300        $   2,324,916
--------------------------------------------------------------------------------------------------------------------------
Chemicals - continued
--------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                   38,800            1,785,576
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,110,492
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 3.8%
--------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                    35,400        $     458,430
--------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                    6,700              155,976
--------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                        39,200            1,196,776
--------------------------------------------------------------------------------------------------------------------------
Filenet Corp.^*                                                                                21,900              587,139
--------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                     29,900            1,363,739
--------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"*                                                                      20,200            1,303,910
--------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                 110,500            1,398,930
--------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                 8,200              118,736
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   6,583,636
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.8%
--------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                          26,000        $   1,743,300
--------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    77,520            3,141,110
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,884,410
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                          9,600        $     752,352
--------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.9%
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                        17,100        $     665,190
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                          45,800            2,106,342
--------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                           41,400            2,214,072
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,985,604
--------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                 60,860        $   1,093,046
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.5%
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc.                                                                   10,170        $     396,020
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          161,810            5,721,602
--------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        46,870            1,592,174
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   7,709,796
--------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           22,000        $     812,900
--------------------------------------------------------------------------------------------------------------------------
ATMI, Inc.*                                                                                     9,400              216,388
--------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.^*                                                                              15,800              350,444
--------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc.                                                                                9,400              226,634
--------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                              28,100              664,284
--------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                               9,900              446,094
--------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                 10,200              327,012
--------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                                              98,200            1,084,128
--------------------------------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                                               34,400              465,776
--------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                   16,700              503,338
--------------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                                               138,800              867,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   5,964,498
--------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                             16,000        $     662,720
--------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                              9,900              631,521
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,294,241
--------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 5.2%
--------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                 18,900        $   1,719,711
--------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             113,072            5,794,940
--------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                               14,200            1,556,320
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   9,070,971
--------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      28,600        $   1,297,582
--------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                     32,800              530,704
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,828,286
--------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.^                                                           14,700        $     290,766
--------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                            22,100            1,005,329
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                  65,039            3,246,096
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,542,191
--------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc.                                                                         3,700        $     324,490
--------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                 10,400        $     551,304
--------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                         45,100            1,341,274
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,892,578
--------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 4.0%
--------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                  69,700        $   3,217,352
--------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   72,230            3,699,621
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   6,916,973
--------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.0%
--------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                       23,350        $     943,807
--------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                             35,000            2,217,250
--------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                                                23,000              436,770
--------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc.                                                                       16,900              444,470
--------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                        10,900              697,600
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                  32,310            1,260,090
--------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                     18,100              885,995
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   6,885,982
--------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.0%
--------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     4,800        $     539,760
--------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  30,400            1,143,648
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,683,408
--------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                          3,200        $     156,480
--------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                    6,700              127,501
--------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                    8,200              155,390
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     439,371
--------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                               6,100        $     558,455
--------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     2,420              173,587
--------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       1,700              160,191
--------------------------------------------------------------------------------------------------------------------------
PACCAR, Inc.                                                                                    2,300              179,630
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,071,863
--------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                  16,300        $     499,921
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                      32,500            1,281,150
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                       119,500            1,296,575
--------------------------------------------------------------------------------------------------------------------------
VistaCare, Inc.*                                                                               21,800              370,491
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   3,448,137
--------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                 26,560        $     648,064
--------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                             25,100              466,107
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                  30,800            1,996,764
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                15,900              763,995
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   3,874,930
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                61,100        $   1,516,502
--------------------------------------------------------------------------------------------------------------------------

NATURAL GAS - DISTRIBUTION - 0.5%
--------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                            25,500        $     846,345
--------------------------------------------------------------------------------------------------------------------------

OIL SERVICES - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                13,900        $     574,765
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    7,500              363,375
--------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.                                                                      25,800              504,648
--------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                      5,060              306,484
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,749,272
--------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.8%
--------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     52,600        $     705,892
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd.                                                                 58,130              834,166
--------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                              17,700            1,502,730
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   3,042,788
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.8%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            73,000        $   3,063,080
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                21,200            1,130,596
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              55,300            3,335,696
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         107,400            4,282,036
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  11,811,408
--------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                         10,330        $     307,937
--------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"                                                                      3,480        $     137,251
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.4%
--------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trust                                                                19,400        $     288,866
--------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                                                                         6,100              367,098
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $     655,964
--------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                     7,700        $     274,659
--------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                              20,200              917,080
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   1,191,739
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                         83,840        $   2,352,550
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                      78,300        $   1,220,697
--------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"^                                                                        38,000              699,200
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      14,200              310,270
--------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                     5,200              232,180
--------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                            20,800              480,480
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   2,942,827
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        46,739        $   1,274,573
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.0%
--------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                   15,400        $     345,114
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          145,960            2,730,912
--------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc.^                                                                                53,300              414,141
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   3,490,167
--------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.0%
--------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                               23,200        $     763,744
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                    55,500              793,650
--------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"                                                                                 33,400              513,358
--------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                             15,160              878,674
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                  100,650            2,295,827
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   5,245,253
--------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                             39,760        $   2,285,802
--------------------------------------------------------------------------------------------------------------------------

TRUCKING - 1.8%
--------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                       7,200        $     336,600
--------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                               24,210            2,037,272
--------------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                       36,250              815,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   3,189,497
--------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.7%
--------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                  12,500        $     517,375
--------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        7,590              496,917
--------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                  11,000              713,020
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                     29,200              971,192
--------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                      17,600              914,320
--------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                     17,100            1,074,222
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   4,687,046
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $143,384,655)                                                                 $ 168,406,576
--------------------------------------------------------------------------------------------------------------------------

COLLATERAL FOR SECURITIES LOANED - 8.2%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  14,185,275        $  14,185,275
--------------------------------------------------------------------------------------------------------------------------
Issuer                                                                                     Par Amount              $ Value
--------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 11/30/04, due 12/01/04, total to be received $3,627,207
(secured by various U.S. Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                                                 $  3,627,000        $   3,627,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $161,196,930)                                                            $ 186,218,851
--------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - (7.5)%                                                                        (12,972,605)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $ 173,246,246
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS CORE EQUITY FUND

Supplemental Schedules (Unaudited) 11/30/2004

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                          $161,696,358
                                                        ============
Gross unrealized appreciation                           $ 25,960,241
Gross unrealized depreciation                             (1,437,748)
                                                        ------------
Net unrealized appreciation                             $ 24,522,493
                                                        ============


(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) CORE GROWTH FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS CORE GROWTH FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.7%
--------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                               116,200        $   9,837,492
--------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                         127,200        $   7,354,704
--------------------------------------------------------------------------------------------------------------------------

BANKS & CREDIT COMPANIES - 3.0%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          168,600        $   9,392,706
--------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                     199,100           10,187,947
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  19,580,653
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.8%
--------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                  168,000        $  10,086,720
--------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                77,100            2,114,082
--------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                235,900           13,212,759
--------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                       143,200            6,045,904
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  31,459,465
--------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.2%
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                           176,100        $   5,290,044
--------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                      100,000            6,227,000
--------------------------------------------------------------------------------------------------------------------------
News Corp., "A"^                                                                              252,600            4,468,494
--------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                            21,500            1,741,500
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                             73,500            1,301,685
--------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                          96,100            2,892,610
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                               206,200            5,542,656
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  27,463,989
--------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                      82,000        $   8,590,320
--------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                          306,200        $   7,942,828
--------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                38,700            1,762,011
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                  42,700            1,644,377
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  11,349,216
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.9%
--------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                         84,600        $   6,733,314
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                               68,400            3,452,148
--------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                  188,600            8,679,372
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  18,864,834
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.6%
--------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                  328,600        $   8,494,310
--------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                   50,100            1,166,328
--------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                        95,700            2,271,918
--------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                    210,400            9,596,344
--------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                               609,300           16,335,333
--------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                 856,600           10,844,556
--------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                               270,300            3,913,944
--------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                54,300            3,464,883
--------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        29,100              637,290
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  56,724,906
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 4.5%
--------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                   487,900        $  19,769,708
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         104,700            9,866,928
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  29,636,636
--------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                       99,100        $   7,898,270
--------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                            84,400            3,168,376
--------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                   75,400            3,279,146
--------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                          246,800           13,198,864
--------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                         175,800            5,183,769
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  32,728,425
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.2%
--------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                  57,200        $   3,253,536
--------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           92,100            3,256,656
--------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       428,500           14,556,145
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  21,066,337
--------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.5%
--------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           51,400        $   1,899,230
--------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.^*                                                                               76,700            2,494,284
--------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                              51,100            2,302,566
--------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                 77,542            2,485,997
--------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                78,100            3,198,976
--------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.^                                                  485,300            3,867,841
--------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                       132,800            3,211,104
--------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                  107,600            3,359,272
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  22,819,270
--------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.7%
--------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                     253,300        $  11,492,221
--------------------------------------------------------------------------------------------------------------------------

FOOD & NON-ALCOHOLIC BEVERAGES - 2.0%
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 193,200        $   9,642,612
--------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.                                                                                    97,700            3,395,075
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  13,037,687
--------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                226,100        $  11,985,561
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                      60,200            3,147,858
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  15,133,419
--------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                  25,900        $   1,195,544
--------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                  287,100           14,705,262
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  15,900,806
--------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
--------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                       32,500        $   2,692,625
--------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.7%
--------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                   117,700        $   4,427,874
--------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            107,500            6,810,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  11,237,999
--------------------------------------------------------------------------------------------------------------------------
INTERNET - 3.6%
--------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                   118,800        $  13,359,060
--------------------------------------------------------------------------------------------------------------------------
Google, Inc.*                                                                                  19,700            3,605,100
--------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                          28,000              691,320
--------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                 163,700            6,158,394
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  23,813,874
--------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                                50,000        $   2,441,000
--------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                                                       112,300            5,491,470
--------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                              14,500            1,741,716
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   9,674,186
--------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                              82,000        $   7,507,100
--------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                            264,700        $   9,465,672
--------------------------------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                                                 51,800            2,730,896
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                      86,000            3,390,120
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  15,586,688
--------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.9%
--------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                   82,800        $   3,963,636
--------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                30,200            1,809,282
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                        150,600            8,514,924
--------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                  70,500            4,570,515
--------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                               152,700            7,337,235
--------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                  54,100            2,524,306
--------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                         39,500            3,223,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  31,943,098
--------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 3.0%
--------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                               102,800        $   5,208,876
--------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                               290,700           12,020,445
--------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.^*                                                                    46,700            2,828,619
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  20,057,940
--------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.8%
--------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                    736,000        $   9,877,120
--------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                              23,800            2,020,620
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  11,897,740
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.6%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                           284,700        $  11,946,012
--------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                 17,100            1,256,850
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                72,500            3,866,425
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                             380,200           22,933,664
--------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                               62,500            6,583,567
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         411,300           16,398,531
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  62,985,049
--------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.0%
--------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                                         78,000        $   6,842,940
--------------------------------------------------------------------------------------------------------------------------

RAILROAD & SHIPPING - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                             80,400        $   3,621,216
--------------------------------------------------------------------------------------------------------------------------

RESTAURANTS - 0.5%
--------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                              74,500        $   3,382,300
--------------------------------------------------------------------------------------------------------------------------

SPECIALTY STORES - 4.4%
--------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.                                                                        37,100        $   1,689,905
--------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                                       38,700            1,545,214
--------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                            138,900            7,831,182
--------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             173,500            9,599,755
--------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                 47,100            1,614,117
--------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                 107,300            3,423,943
--------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                                 51,100            1,563,660
--------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                 66,200            1,558,348
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  28,826,124
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.5%
--------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                                               121,400        $   5,670,594
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                          1,465,800            3,977,626
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   9,648,220
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 3.8%
--------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                          800,500        $  14,977,355
--------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                329,300            4,142,594
--------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                 60,800            2,530,496
--------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.^*                                                                      38,100            3,389,757
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $  25,040,202
--------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.3%
--------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                    18,500        $   1,758,055
--------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                               82,900            6,976,035
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $   8,734,090
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $541,119,174)                                                                 $ 636,531,771
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATION - 1.7%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost                   $ 11,430,000        $  11,430,000
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  32,847,457        $  32,847,457
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $585,396,631)                                                            $ 680,809,228
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.4)%                                                                        (22,355,733)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                          $ 658,453,495
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS CORE GROWTH FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $619,755,441
                                                                 ============
Gross unrealized appreciation                                    $ 63,977,558
Gross unrealized depreciation                                      (2,923,771)
                                                                 ------------
Net unrealized appreciation (depreciation)                       $ 61,053,787
                                                                 ============


(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) NEW DISCOVERY FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.3%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.^                                                              80,390       $    4,421,450
--------------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp.^*                                                                 76,030            2,706,668
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp.^*                                                                                131,220            2,001,105
--------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                        512,730            5,178,573
--------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.^*                                                                  69,480            2,063,556
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   16,371,352
--------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.5%
--------------------------------------------------------------------------------------------------------------------------
AirTran Holdings, Inc.^*                                                                      239,900       $    2,835,618
--------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                                     963,200            3,428,259
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    6,263,877
--------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Carter's, Inc.^*                                                                               75,630       $    2,654,613
--------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                     92,720            3,604,954
--------------------------------------------------------------------------------------------------------------------------
Timberland Co., "A"^*                                                                          91,480            5,793,428
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   12,052,995
--------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.5%
--------------------------------------------------------------------------------------------------------------------------
CLARCOR, Inc.                                                                                 117,950       $    6,194,734
--------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.9%
--------------------------------------------------------------------------------------------------------------------------
Alabama National BanCorp.^                                                                     24,689       $    1,561,085
--------------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp.^                                                                            142,990            1,763,067
--------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"*                                                              183,640            5,645,094
--------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.^                                                                 112,940            4,373,037
--------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.^*                                                           231,868            2,991,097
--------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.^                                                                      109,890            4,557,138
--------------------------------------------------------------------------------------------------------------------------
Education Lending Group, Inc.^*                                                               398,400            5,601,504
--------------------------------------------------------------------------------------------------------------------------
First BanCorp Puerto Rico^                                                                     58,050            3,722,166
--------------------------------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.^                                                                         54,110            1,872,747
--------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.^                                                                        211,900            7,878,442
--------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                               126,060            4,424,706
--------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                           114,920            5,038,093
--------------------------------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.                                                                     51,985            1,125,475
--------------------------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.^                                                                           205,750            4,271,370
--------------------------------------------------------------------------------------------------------------------------
NetBank, Inc.^                                                                                220,336            2,262,851
--------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^                                                                 640,800            9,631,224
--------------------------------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.^                                                         466,697            5,222,339
--------------------------------------------------------------------------------------------------------------------------
Placer Sierra Bancshares^                                                                      72,590            1,694,251
--------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                            133,600            2,595,848
--------------------------------------------------------------------------------------------------------------------------
QC Holdings, Inc.^*                                                                           113,150            1,960,889
--------------------------------------------------------------------------------------------------------------------------
Rainier Pacific Financial Group, Inc.                                                          21,810              391,490
--------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.^                                                                      138,540            3,388,688
--------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                     227,500            3,316,950
--------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.^                                                                          123,780            5,612,185
--------------------------------------------------------------------------------------------------------------------------
W Holding Co., Inc.^                                                                          150,540            3,314,891
--------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                                                      61,510            3,680,758
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   97,897,385
--------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.7%
--------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.^*                                                                            188,000       $    6,382,600
--------------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp.*                                                                     709,600            3,271,256
--------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                       118,970            2,579,270
--------------------------------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.^*                                                                    399,320            4,652,078
--------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.^*                                                              694,800            7,538,580
--------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.*                                                                              421,350           16,811,865
--------------------------------------------------------------------------------------------------------------------------
Incyte Corp.^*                                                                                196,660            2,019,698
--------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                              339,790            4,155,632
--------------------------------------------------------------------------------------------------------------------------
MannKind Corp.^*                                                                              276,790            4,345,603
--------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.^*                                                                     59,690            2,320,150
--------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.^*                                                                             430,000            8,591,400
--------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                 95,530            4,394,380
--------------------------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.^*                                                                   29,780              931,518
--------------------------------------------------------------------------------------------------------------------------
Pharmos Corp.^*                                                                               529,120            2,116,480
--------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.^*                                                                             1,260,150            6,036,119
--------------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.^*                                                               431,240            7,585,512
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   83,732,141
--------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.4%
--------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                   180,200       $    6,326,822
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                  382,860            5,903,701
--------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"^*                                                                        368,880            5,865,192
--------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc.*                                                         787,500            4,291,875
--------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.^*                                                                278,844            4,299,774
--------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.^*                                                                        278,732           15,246,640
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                                         571,150            7,927,562
--------------------------------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"^*                                                              148,780            2,527,772
--------------------------------------------------------------------------------------------------------------------------
Salem Communications Corp., "A"^*                                                              90,665            2,226,732
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   54,616,070
--------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.6%
--------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc.*                                                                   355,880       $    6,975,248
--------------------------------------------------------------------------------------------------------------------------
Business Services - 10.2%
--------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                  159,640       $    6,848,556
--------------------------------------------------------------------------------------------------------------------------
aQuantive, Inc.^*                                                                             111,970              973,019
--------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                                                      137,420            8,623,105
--------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., "A"^*                                                               101,680            6,317,378
--------------------------------------------------------------------------------------------------------------------------
Charles River Associates, Inc.^*                                                               50,940            2,197,552
--------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc.*                                                                    206,400            1,940,160
--------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                                116,970            7,846,348
--------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.*                                                                           215,340            9,431,892
--------------------------------------------------------------------------------------------------------------------------
Digitas, Inc.^*                                                                               480,710            3,946,629
--------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.*                                                                       84,920            2,089,032
--------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                           76,400            4,450,300
--------------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc.^                                                                              148,960            2,638,082
--------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.^                                                                        195,859           10,803,582
--------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                                  1,579,890           10,490,470
--------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.^*                                                                           203,970            3,239,044
--------------------------------------------------------------------------------------------------------------------------
Laureate Education, Inc.^*                                                                     42,370            1,668,954
--------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Co.^*                                                                      55,780            1,302,463
--------------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.^                                                                                77,849            2,454,579
--------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                                                 217,280            4,323,872
--------------------------------------------------------------------------------------------------------------------------
SkillSoft PLC, ADR^*                                                                          654,470            4,725,273
--------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc.^                                                                             114,500            1,771,315
--------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.*                                                                            219,800            3,593,730
--------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                               686,200            8,762,774
--------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                         426,230           14,193,459
--------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.^*                                                                            209,760            2,705,904
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  127,337,472
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc.^*                                                                      195,740       $    1,605,068
--------------------------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE - 4.3%
--------------------------------------------------------------------------------------------------------------------------
Altiris, Inc.*                                                                                 23,700       $      663,600
--------------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.*                                                                                   86,570            2,656,833
--------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                                                  506,000           11,779,680
--------------------------------------------------------------------------------------------------------------------------
Filenet Corp.*                                                                                125,160            3,355,540
--------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                                                 57,590            2,910,599
--------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                                             128,480            3,665,534
--------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                    126,620            8,173,321
--------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                        219,150            5,796,517
--------------------------------------------------------------------------------------------------------------------------
Retalix Ltd.^*                                                                                162,833            3,093,827
--------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.^*                                                                       535,540           11,166,009
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   53,261,460
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.0%
--------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.*                                                                          34,340       $    2,519,526
--------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                   320,150            9,156,290
--------------------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                                        61,570            1,378,552
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   13,054,368
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                        155,620       $   12,195,939
--------------------------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                                                  55,300            3,113,390
--------------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing, Inc.^                                                                   99,380            3,339,168
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   18,648,497
--------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.6%
--------------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                                                      121,800       $    3,249,015
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                      151,630            5,898,407
--------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                                                   293,237            5,109,655
--------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.^*                                                                       68,860            3,908,494
--------------------------------------------------------------------------------------------------------------------------
Nu Skin Enterprises, Inc., "A"^                                                                91,730            2,062,090
--------------------------------------------------------------------------------------------------------------------------
PlanetOut, Inc.*                                                                              229,870            2,802,115
--------------------------------------------------------------------------------------------------------------------------
RC2 Corp.^*                                                                                    56,260            1,760,375
--------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                      144,550           15,536,234
--------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co.^*                                                                           159,400            4,855,324
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   45,181,709
--------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
--------------------------------------------------------------------------------------------------------------------------
A.O. Smith Corp.^                                                                              92,400       $    2,776,620
--------------------------------------------------------------------------------------------------------------------------
CUNO, Inc.*                                                                                    44,860            2,939,676
--------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                                            106,180            4,143,144
--------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                                          343,220           12,225,496
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   22,084,936
--------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 11.6%
--------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                               685,950       $    9,497,664
--------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^*                                                                         133,360            4,682,270
--------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.^*                                                                         386,300            8,560,408
--------------------------------------------------------------------------------------------------------------------------
ATMI, Inc.^*                                                                                  272,030            6,262,131
--------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.^*                                                                             852,324           18,904,546
--------------------------------------------------------------------------------------------------------------------------
Exar Corp.*                                                                                   115,190            1,610,356
--------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc.^*                                                                      101,990            2,651,740
--------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc.*                                                                   52,240            1,711,905
--------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                            405,650            9,589,566
--------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.^*                                                           78,760              893,926
--------------------------------------------------------------------------------------------------------------------------
Lexar Media, Inc.^*                                                                           244,890            1,932,182
--------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.^*                                                                                384,080            4,101,974
--------------------------------------------------------------------------------------------------------------------------
Microsemi Corp.^*                                                                               3,900               69,420
--------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.^*                                                                       215,210            3,656,418
--------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.^*                                                               306,090            5,460,646
--------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.^*                                                                       216,890            4,782,424
--------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                          1,036,020           11,437,661
--------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.^*                                                                     98,920            1,951,692
--------------------------------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                                              542,470            7,345,044
--------------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc.^*                                                                         176,700            2,968,560
--------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                  946,200           28,518,468
--------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc.^*                                                                    164,420            1,632,691
--------------------------------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc.*                                                                2,413,170            6,708,613
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  144,930,305
--------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co.*                                                                       46,520       $    2,786,548
--------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc.^*                                                                 103,590            3,563,496
--------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.*                                                                            53,540            2,568,849
--------------------------------------------------------------------------------------------------------------------------
Unit Corp.^*                                                                                   50,760            2,011,111
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   10,930,004
--------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.4%
--------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                  361,890       $    4,469,341
--------------------------------------------------------------------------------------------------------------------------

FOOD & DRUG STORES - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                                                     716,060       $    5,126,990
--------------------------------------------------------------------------------------------------------------------------

FOOD & NON-ALCOHOLIC BEVERAGES - 0.3%
--------------------------------------------------------------------------------------------------------------------------
United Natural Foods, Inc.^*                                                                  117,020       $    3,291,773
--------------------------------------------------------------------------------------------------------------------------

FOREST & PAPER PRODUCTS - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                 40,400       $    1,636,604
--------------------------------------------------------------------------------------------------------------------------

FURNITURE & APPLIANCES - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp.^*                                                                         84,200       $    1,641,058
--------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.^*                                                            171,000            3,315,690
--------------------------------------------------------------------------------------------------------------------------
Toro Co.^                                                                                      37,840            2,743,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    7,700,148
--------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Aztar Corp.^*                                                                                 175,270       $    5,927,631
--------------------------------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts, Inc.^                                                                 63,900            1,982,178
--------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.^*                                                                    72,500            2,554,900
--------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                        464,750           13,821,665
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   24,286,374
--------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.4%
--------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                        365,220       $    5,449,082
--------------------------------------------------------------------------------------------------------------------------

HEALTH MAINTENANCE ORGANIZATIONS - 0.9%
--------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp.^*                                                                             39,570       $    2,730,330
--------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc.^*                                                                      43,690            1,898,330
--------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.^*                                                                 51,290            2,853,263
--------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc.^*                                                                 104,566            3,426,628
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   10,908,551
--------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Ariba, Inc.^*                                                                                 876,810       $   14,467,365
--------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.^*                                                                             188,690            8,358,967
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   22,826,332
--------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                             386,300       $    6,072,636
--------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                         191,300            6,685,935
--------------------------------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                                                   445,100            9,551,846
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   22,310,417
--------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Actuant Corp., "A"*                                                                            57,050       $    2,682,491
--------------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                                                    55,870            2,206,865
--------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                 432,190           11,150,502
--------------------------------------------------------------------------------------------------------------------------
IDEX Corp.^                                                                                    80,290            3,211,600
--------------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.^                                                               91,530            3,285,012
--------------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc.*                                                               161,600            3,482,480
--------------------------------------------------------------------------------------------------------------------------
Terex Corp.*                                                                                   58,630            2,687,599
--------------------------------------------------------------------------------------------------------------------------
Wabash National Corp.*                                                                         53,140            1,321,592
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   30,028,141
--------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Advisory Board Co.*                                                                           100,200       $    3,570,126
--------------------------------------------------------------------------------------------------------------------------
Cerner Corp.^*                                                                                  2,500              131,800
--------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.^*                                                                   197,490            7,263,682
--------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                                              803,896            8,641,882
--------------------------------------------------------------------------------------------------------------------------
VistaCare, Inc.^*                                                                             251,700            4,277,642
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   23,885,132
--------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 11.0%
--------------------------------------------------------------------------------------------------------------------------
Align Technology, Inc.^*                                                                      286,160       $    3,024,711
--------------------------------------------------------------------------------------------------------------------------
AngioDynamics, Inc.^*                                                                          40,800              652,800
--------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                778,945           19,006,258
--------------------------------------------------------------------------------------------------------------------------
Closure Medical Corp.*                                                                         85,100            1,513,929
--------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                             730,200            6,520,686
--------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                             72,730            1,350,596
--------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.^*                                                                                 703,175           18,873,217
--------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc.*                                                                         318,160            6,417,287
--------------------------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc.^*                                                                  132,700            2,335,520
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                        98,130            5,548,270
--------------------------------------------------------------------------------------------------------------------------
FoxHollow Technologies, Inc.^*                                                                236,800            6,133,120
--------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*                                                                    235,765           12,165,474
--------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.^*                                                          92,150            3,132,178
--------------------------------------------------------------------------------------------------------------------------
Mentor Corp.^                                                                                  98,640            3,044,030
--------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                              124,370            6,059,306
--------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.^*                                                                 272,270            3,389,761
--------------------------------------------------------------------------------------------------------------------------
PolyMedica Corp.^                                                                             102,890            3,657,739
--------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.*                                                               70,100            2,400,224
--------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                              785,130            7,851,300
--------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                               277,130           16,558,518
--------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc.*                                                                      240,230            4,473,083
--------------------------------------------------------------------------------------------------------------------------
VNUS Medical Technologies, Inc.^*                                                             220,650            3,309,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  137,417,757
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                            177,550       $    6,800,165
--------------------------------------------------------------------------------------------------------------------------

OIL SERVICES - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc.^*                                                                        51,580       $    2,704,339
--------------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc.^*                                                                112,690            4,852,431
--------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc.^*                                                                             710,970            3,910,335
--------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc.*                                                                 117,940            3,703,316
--------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp.^*                                                                         119,530            3,789,101
--------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc.*                                                               142,520            2,092,194
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   21,051,716
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.7%
--------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc.^*                                                              421,420       $    3,792,780
--------------------------------------------------------------------------------------------------------------------------
Connetics Corp.^*                                                                              60,380            1,262,546
--------------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics, Inc.^*                                                                  154,500              690,615
--------------------------------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                                               360,030            6,448,137
--------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                            478,630           17,608,798
--------------------------------------------------------------------------------------------------------------------------
PRA International^*                                                                           152,850            3,463,581
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   33,266,457
--------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.^*                                                                      93,560       $    3,186,654
--------------------------------------------------------------------------------------------------------------------------

PRINTING & PUBLISHING - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B"^*                                                               244,890       $    2,963,169
--------------------------------------------------------------------------------------------------------------------------

RAILROAD & SHIPPING - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Arlington Tankers Ltd.*                                                                        75,200       $    1,727,344
--------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.^                                                                               58,720            1,992,370
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    3,719,714
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
--------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.*                                                                 119,070       $    3,225,606
--------------------------------------------------------------------------------------------------------------------------
Saxon Capital, Inc.^*                                                                         130,530            2,963,031
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    6,188,637
--------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.5%
--------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                             178,840       $   10,057,962
--------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.*                                                         117,350            3,515,806
--------------------------------------------------------------------------------------------------------------------------
Sonic Corp.*                                                                                  158,300            4,617,611
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   18,191,379
--------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc.^*                                                                               34,004       $    1,679,798
--------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.^*                                                                             74,490            2,385,915
--------------------------------------------------------------------------------------------------------------------------
Mine Safety Appliances Co.^                                                                    49,930            2,366,682
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $    6,432,395
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Airgas, Inc.                                                                                  147,360       $    3,916,829
--------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                         86,300            4,195,043
--------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.^                                                                         66,295            1,770,077
--------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                             58,610            3,374,764
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   13,256,713
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.4%
--------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.com, Inc., "A"^*                                                                736,050       $    6,109,215
--------------------------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.^*                                                               64,960            1,870,198
--------------------------------------------------------------------------------------------------------------------------
Audible, Inc.*                                                                                171,130            4,784,795
--------------------------------------------------------------------------------------------------------------------------
Celebrate Express, Inc.*                                                                      152,970            2,753,460
--------------------------------------------------------------------------------------------------------------------------
Coldwater Creek, Inc.^*                                                                       115,850            3,035,270
--------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"^                                                                       331,660            6,102,544
--------------------------------------------------------------------------------------------------------------------------
GameStop Corp.^*                                                                               99,300            2,094,237
--------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                      47,700              448,607
--------------------------------------------------------------------------------------------------------------------------
Regis Corp.^                                                                                  200,430            8,949,200
--------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co.^*                                                                          189,250            6,003,010
--------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^*                                                                       172,550            5,778,700
--------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                           289,120            6,678,672
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   54,607,908
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.^*                                                                      171,000       $    1,863,900
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.4%
--------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                             387,020       $    5,689,194
--------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                                                     225,440            3,762,594
--------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc.^*                                                                      150,133            1,978,753
--------------------------------------------------------------------------------------------------------------------------
Tekelec^*                                                                                     146,780            3,436,120
--------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.^*                                                                                150,800            3,147,196
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   18,013,857
--------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.0%
--------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                           214,290       $   12,420,248
--------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp.^                                                                           41,540       $    1,791,205
--------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                      10,800              504,900
--------------------------------------------------------------------------------------------------------------------------
EGL, Inc.^*                                                                                    48,260            1,628,292
--------------------------------------------------------------------------------------------------------------------------
Landstar Systems, Inc.^*                                                                       54,710            3,857,602
--------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.^                                                                           36,890            2,542,828
--------------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp.^*                                                                         47,540            2,512,489
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   12,837,316
--------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc.^*                                                                     75,061       $    1,279,790
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,130,188,839)                                                              $1,236,554,281
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.6%
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost                   $  7,841,000       $    7,841,000
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.6%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                 294,140,996       $  294,140,996
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,432,170,835)                                                         $1,538,536,277
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.5)%                                                                      (292,479,841)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $1,246,056,436
--------------------------------------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
ADR American Depository Receipts

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS NEW DISCOVERY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                             $1,434,646,350
                                                           ==============
Gross unrealized appreciation                              $  166,408,885
Gross unrealized depreciation                                 (62,518,958)
                                                           --------------
Net unrealized appreciation                                $  103,889,927
                                                           ==============


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylson Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) RESEARCH
INTERNATIONAL FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Research International Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

ISSUER                                                                               SHARES           $ VALUE
-------------------------------------------------------------------------------------------------------------
STOCKS - 97.4%
-------------------------------------------------------------------------------------------------------------
AIRLINES - 0.6%
-------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                                         2,373,780   $     8,448,851
-------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.6%
-------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                        1,791,690   $    25,063,103
-------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
-------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                1,419,780   $    10,818,888
-------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.6%
-------------------------------------------------------------------------------------------------------------
Aisin Seiki Co. Ltd.                                                                296,100   $     6,363,572
-------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG^                                                        340,850        14,392,213
-------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin^                                     194,400        11,230,425
-------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.^                                                           120,030         7,334,383
-------------------------------------------------------------------------------------------------------------
                                                                                              $    39,320,593
-------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 20.8%
-------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                         212,650   $    24,140,154
-------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                          757,140        17,131,731
-------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                             1,203,940        19,803,223
-------------------------------------------------------------------------------------------------------------
Barclays PLC                                                                      1,763,750        18,200,850
-------------------------------------------------------------------------------------------------------------
BNP Paribas^                                                                        329,010        22,862,367
-------------------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                               656,331        19,428,913
-------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                           1,315,000        12,683,984
-------------------------------------------------------------------------------------------------------------
Depfa Bank PLC                                                                      624,640        10,208,109
-------------------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                                      354,420        18,030,758
-------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C. V                                             3,968,720         7,411,997
-------------------------------------------------------------------------------------------------------------
Hana Bank                                                                           299,000         7,956,223
-------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                              416,680         7,493,500
-------------------------------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.^                                               1,315        12,439,965
-------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                  323,937        18,626,378
-------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A.*                                    1,199,230         9,505,025
-------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                    997,131        30,640,733
-------------------------------------------------------------------------------------------------------------
Takefuji Corp.^                                                                     376,470        24,473,381
-------------------------------------------------------------------------------------------------------------
UBS AG                                                                              326,771        26,418,196
-------------------------------------------------------------------------------------------------------------
UFJ Holdings, Inc.                                                                    2,103        11,140,911
-------------------------------------------------------------------------------------------------------------
                                                                                              $   318,596,398
-------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.8%
-------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                            338,540   $    21,080,886
-------------------------------------------------------------------------------------------------------------
News Corp.^                                                                         343,946         6,221,983
-------------------------------------------------------------------------------------------------------------
News Corp., Inc., "B"                                                                11,590           207,917
-------------------------------------------------------------------------------------------------------------
                                                                                              $    27,510,786
-------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.5%
-------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                      185,210   $     8,958,608
-------------------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                                     581,900        28,681,434
-------------------------------------------------------------------------------------------------------------
                                                                                              $    37,640,042
-------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
-------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                         122,924   $    13,002,407
-------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.0%
-------------------------------------------------------------------------------------------------------------
Italcementi S. p. A                                                                 424,860   $     4,442,536
-------------------------------------------------------------------------------------------------------------
Italcementi S. p. A. - Ordinary^                                                    265,490         4,014,217
-------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                         3,945,000        25,875,127
-------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                       1,761,400        11,261,520
-------------------------------------------------------------------------------------------------------------
                                                                                              $    45,593,400
-------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.5%
-------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                               764,110   $    22,531,115
-------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.6%
-------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                         410,000   $    20,526,852
-------------------------------------------------------------------------------------------------------------
Funai Electric Co. Ltd.^                                                             98,000        12,237,520
-------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                         47,360        19,626,056
-------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                   796,200        32,523,184
-------------------------------------------------------------------------------------------------------------
                                                                                              $    84,913,612
-------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.0%
-------------------------------------------------------------------------------------------------------------
EnCana Corp.*                                                                       271,410   $    15,487,605
-------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 6.4%
-------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                         581,194   $    35,656,252
-------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                                 22,398,000         9,578,196
-------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt., GDR                                                156,850        10,529,341
-------------------------------------------------------------------------------------------------------------
Statoil A. S. A^                                                                    912,650        14,439,605
-------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                         126,860        27,760,591
-------------------------------------------------------------------------------------------------------------
                                                                                              $    97,963,985
-------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.5%
-------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                        211,200   $     7,602,503
-------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.1%
-------------------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.*                                                    12,359,000   $     9,537,124
-------------------------------------------------------------------------------------------------------------
Kibun Food Chemifa Co. Ltd.^                                                         29,700           680,076
-------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                           86,812        22,289,774
-------------------------------------------------------------------------------------------------------------
                                                                                              $    32,506,974
-------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.6%
-------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR^                                                         668,910   $    24,809,872
-------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
-------------------------------------------------------------------------------------------------------------
Star Cruises Ltd.*                                                               17,824,000   $     4,188,640
-------------------------------------------------------------------------------------------------------------
INSURANCE - 4.6%
-------------------------------------------------------------------------------------------------------------
Aviva PLC*                                                                        2,136,840   $    23,663,900
-------------------------------------------------------------------------------------------------------------
AXA^                                                                              1,279,630        29,957,165
-------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S. p. A.^                                             751,770        16,281,072
-------------------------------------------------------------------------------------------------------------
                                                                                              $    69,902,137
-------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.6%
-------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                   198,900   $    23,891,544
-------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 5.3%
-------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                                369,570   $    16,268,511
-------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                       286,590        17,056,000
-------------------------------------------------------------------------------------------------------------
Mitsui Mining and Smelting Co. Ltd.                                               5,342,000        22,287,488
-------------------------------------------------------------------------------------------------------------
Sandvik AB^                                                                         638,030        25,808,893
-------------------------------------------------------------------------------------------------------------
                                                                                              $    81,420,892
-------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
-------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                       76,850   $     8,324,517
-------------------------------------------------------------------------------------------------------------
METALS & MINING - 2.0%
-------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                  608,790   $    14,775,157
-------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                     644,820        16,004,432
-------------------------------------------------------------------------------------------------------------
                                                                                              $    30,779,589
-------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.5%
-------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                5,768,390   $    23,114,977
-------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
-------------------------------------------------------------------------------------------------------------
Thai Oil PLC*                                                                     9,597,200   $    10,713,606
-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.3%
-------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                     675,010   $    26,379,369
-------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                      853,410        13,372,698
-------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                    268,270        28,258,778
-------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                     257,432        19,376,389
-------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                           1,661,000        15,890,419
-------------------------------------------------------------------------------------------------------------
Yamanouchi Pharma Ltd.                                                              240,200         8,762,936
-------------------------------------------------------------------------------------------------------------
                                                                                              $   112,040,589
-------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.5%
-------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                 1,160,430   $    10,655,485
-------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                    3,318,580        27,444,180
-------------------------------------------------------------------------------------------------------------
                                                                                              $    38,099,665
-------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.1%
-------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG*                                                        382,170   $    14,796,416
-------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.^                                                                1,026,700        16,895,000
-------------------------------------------------------------------------------------------------------------
                                                                                              $    31,691,416
-------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
-------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                              1,930,000   $    21,160,433
-------------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co. Ltd.^                                                         118,000           685,800
-------------------------------------------------------------------------------------------------------------
                                                                                              $    21,846,233
-------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.3%
-------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                              1,408,000   $     7,714,275
-------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C. V                                                          945,540         8,892,569
-------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                    3,234,780        17,803,202
-------------------------------------------------------------------------------------------------------------
                                                                                              $    34,410,046
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.9%
-------------------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                                    494,760   $    23,110,240
-------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                               13,489,680        36,605,882
-------------------------------------------------------------------------------------------------------------
                                                                                              $    59,716,122
-------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 5.4%
-------------------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                                        3,909,840   $    15,243,238
-------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                              286,770        10,693,653
-------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG^                                                              1,191,880        25,305,779
-------------------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                             2,586,742         7,808,334
-------------------------------------------------------------------------------------------------------------
Royal KPN N. V.^                                                                  2,724,100        23,634,511
-------------------------------------------------------------------------------------------------------------
                                                                                              $    82,685,515
-------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%
-------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                         399,630   $    16,311,342
-------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.8%
-------------------------------------------------------------------------------------------------------------
Suez S.A.^                                                                        1,201,700   $    28,244,526
-------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,283,969,564)                                                $ 1,489,191,490
-------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.9%
-------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.9%
-------------------------------------------------------------------------------------------------------------
Porsche AG                                                                           22,259   $    14,186,843
-------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $10,742,279)                                         $    14,186,843
-------------------------------------------------------------------------------------------------------------
ISSUER                                                                           PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.6%
-------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost      $    55,057,000   $    55,057,000
-------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES           $ VALUE
-------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 20.5%
-------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value       312,843,834   $   312,843,834
-------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,662,612,677)                                           $ 1,871,279,167
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (22.4)%                                                         (343,073,539)
-------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                           $ 1,528,205,628
-------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS RESEARCH INTERNATIONAL FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                                 $1,663,901,886
                                                               ==============
Gross unrealized appreciation                                  $  220,811,468
Gross unrealized depreciation                                     (13,434,187)
                                                               --------------
Net unrealized appreciation                                    $  207,377,281
                                                               ==============


(2) Country Weightings

--------------------------------
Japan                     23.1%
--------------------------------
Great Britain             20.2%
--------------------------------
France                    10.9%
--------------------------------
Switzerland               6.4%
--------------------------------
Germany                   5.2%
--------------------------------
Mexico                    4.0%
--------------------------------
South Korea               3.4%
--------------------------------
Brazil                    3.4%
--------------------------------
Sweden                    2.8%
--------------------------------
Other                     20.6%
--------------------------------

 Percentages are based on net assets as of November 30, 2004.

(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) TECHNOLOGY FUND

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Technology Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

ISSUER                                                                               SHARES           $ VALUE
-------------------------------------------------------------------------------------------------------------
STOCKS - 99.0%
-------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 10.0%
-------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                144,350   $     3,744,439
-------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                         78,620         3,372,798
-------------------------------------------------------------------------------------------------------------
CACI International, Inc., "A"*                                                       17,100         1,062,423
-------------------------------------------------------------------------------------------------------------
Digitas, Inc.*                                                                      417,080         3,424,227
-------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                   73,650         3,590,437
-------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                        16,300           627,713
-------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                  9,890           576,093
-------------------------------------------------------------------------------------------------------------
Perot Systems Corp., "A"^*                                                           55,960           895,919
-------------------------------------------------------------------------------------------------------------
                                                                                              $    17,294,049
-------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 20.6%
-------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                        142,880   $     3,693,448
-------------------------------------------------------------------------------------------------------------
Filenet Corp.*                                                                       37,350         1,001,353
-------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.*                                                            13,800           618,378
-------------------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                                        42,200         2,132,788
-------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                        47,600         1,375,640
-------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                           32,680         1,490,535
-------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                     278,460         7,465,513
-------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                       785,938         9,949,975
-------------------------------------------------------------------------------------------------------------
SAP AG, ADR                                                                          56,470         2,512,915
-------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                      85,030         5,425,764
-------------------------------------------------------------------------------------------------------------
                                                                                              $    35,666,309
-------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 14.4%
-------------------------------------------------------------------------------------------------------------
Anteon International Corp.*                                                          25,000   $       925,500
-------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                65,800         4,411,890
-------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.*                                                             13,820           339,005
-------------------------------------------------------------------------------------------------------------
Avnet, Inc.*                                                                         14,020           257,968
-------------------------------------------------------------------------------------------------------------
Black Box Corp.^                                                                     23,270           993,164
-------------------------------------------------------------------------------------------------------------
CDW Corp.                                                                            15,920         1,046,262
-------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                73,600         1,737,696
-------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                         270,523        10,961,592
-------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                27,651         2,605,830
-------------------------------------------------------------------------------------------------------------
Tech Data Corp.*                                                                     20,740           941,388
-------------------------------------------------------------------------------------------------------------
Xerox Corp.*                                                                         46,260           708,703
-------------------------------------------------------------------------------------------------------------
                                                                                              $    24,928,998
-------------------------------------------------------------------------------------------------------------
ELECTRONICS - 22.7%
-------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.*                                                        73,300   $     1,559,824
-------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                 58,910         2,068,330
-------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                 77,440         2,861,408
-------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                            177,650         2,956,096
-------------------------------------------------------------------------------------------------------------
Canon, Inc., ADR^                                                                    46,370         2,326,383
-------------------------------------------------------------------------------------------------------------
Cree, Inc.^*                                                                         29,410         1,052,290
-------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                                   155,670         3,680,039
-------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                         240,463         5,374,348
-------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                     9,700           437,082
-------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                      107,880         3,458,633
-------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                    26,710           569,724
-------------------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                                     78,080         1,057,203
-------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                                    11,405         2,338,025
-------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                    42,800         1,748,295
-------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                         72,380         2,181,533
-------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                             157,370         3,805,207
-------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                         56,940         1,777,667
-------------------------------------------------------------------------------------------------------------
                                                                                              $    39,252,087
-------------------------------------------------------------------------------------------------------------
INTERNET - 10.2%
-------------------------------------------------------------------------------------------------------------
EarthLink, Inc.*                                                                     91,740   $       994,462
-------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                          76,250         8,574,312
-------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.^*                                                                    21,980           973,714
-------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                       189,040         7,111,685
-------------------------------------------------------------------------------------------------------------
                                                                                              $    17,654,173
-------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.6%
-------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                     8,100   $       972,959
-------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 4.5%
-------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                          194,000   $     2,603,480
-------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., "A"*                                                             29,400           565,656
-------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                    36,140         3,068,286
-------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                             32,120           968,739
-------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"*                                                       12,040           605,371
-------------------------------------------------------------------------------------------------------------
                                                                                              $     7,811,532
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 16.0%
-------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                         40,500   $       907,605
-------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                429,713         8,039,930
-------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"*                                                                740,610         2,467,158
-------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                              80,330         2,211,485
-------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                         637,060         2,503,646
-------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                      187,915         3,619,243
-------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                      130,480         5,430,578
-------------------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                                             27,190         2,419,094
-------------------------------------------------------------------------------------------------------------
                                                                                              $    27,598,739
-------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $142,297,092)                                                  $   171,178,846
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.0%
-------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04, at Amortized Cost      $     1,721,000   $     1,721,000
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 4.6%
-------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value         7,982,193   $     7,982,193
-------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $152,000,285)                                             $   180,882,039
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.6)%                                                            (7,924,557)
-------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                           $   172,957,482
-------------------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

ABBREVIATIONS:
-------------------------------------------------------------------------------------------------------------
ADR = American Depository Receipt
GDR = Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS Technology Fund
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate cost                                              $154,982,171
                                                            ============
Gross unrealized appreciation                               $ 27,373,110
Gross unrealized depreciation                                 (1,473,242)
                                                            ------------
Net unrealized appreciation (depreciation)                  $ 25,899,868
                                                            ============


 (2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options and forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) VALUE FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS VALUE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.7%
--------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 3.9%
--------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                       1,952,300       $  118,777,932
--------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                      1,719,000           96,831,270
--------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                     476,900           46,535,902
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  262,145,104
--------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                  2,217,873       $   31,024,775
--------------------------------------------------------------------------------------------------------------------------

BANKS & CREDIT COMPANIES - 17.3%
--------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                        1,503,400       $   83,754,414
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                       5,660,194          261,897,176
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             5,169,300          231,326,175
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                  2,269,720          155,929,764
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                   582,300           39,747,798
--------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                     1,879,756           70,772,813
--------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                  1,236,100           32,830,816
--------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                          1,477,400           80,370,560
--------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                        2,127,330          151,678,629
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                             807,800           49,897,806
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $1,158,205,951
--------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.9%
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                 3,214,800       $   95,318,820
--------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                                370,700           12,852,169
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                          1,429,400           25,314,674
--------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                           3,173,843          110,132,352
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                               651,300           17,506,944
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  261,124,959
--------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 5.4%
--------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                      372,300       $   24,434,049
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                   1,675,700          175,546,332
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                401,200           33,612,536
--------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                      2,521,030           73,664,497
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                   1,001,200           55,776,852
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  363,034,266
--------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                        1,978,600       $   51,324,884
--------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                 527,600           20,317,876
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   71,642,760
--------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 6.1%
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                            1,428,600       $   72,101,442
--------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                               1,847,500           83,728,700
--------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                1,514,500           69,697,290
--------------------------------------------------------------------------------------------------------------------------
Nalco Holdings Co.*                                                                           632,850           12,169,706
--------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                        1,674,200          112,958,274
--------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                   556,840           58,900,298
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  409,555,710
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                         1,341,800       $   26,836,000
--------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         281,400           26,519,136
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   53,355,136
--------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                                1,468,300       $   51,786,941
--------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                         458,500       $   21,086,415
--------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                        1,479,300           92,515,274
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  113,601,689
--------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                                               1,458,000       $   26,185,680
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                   640,800       $   42,491,448
--------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                        1,092,400           72,994,168
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  115,485,616
--------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                                                      469,100       $   12,637,554
--------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                            791,220       $   32,772,332
--------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                           485,200           36,423,964
--------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                2,228,186          102,585,683
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  171,781,979
--------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.3%
--------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                 2,119,400       $  130,025,190
--------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                              1,694,000          154,137,060
--------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           2,412,670          123,649,337
--------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                              744,380           81,584,048
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  489,395,635
--------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 5.7%
--------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                  5,219,115       $  110,645,238
--------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                              1,419,900           52,763,484
--------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                 2,308,000          100,859,600
--------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                     66,634           17,108,888
--------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 775,176           38,689,034
--------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                              2,601,500           61,083,220
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  381,149,464
--------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                 574,000       $   23,252,740
--------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                     2,282,500           94,769,400
--------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc.*                                                                            44,827            1,583,290
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  119,605,430
--------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.6%
--------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                   929,500       $   34,967,790
--------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                              2,368,790          119,623,895
--------------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                                  426,900           32,534,049
--------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                       869,755           55,664,320
--------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.^                                                                              3,331,410          129,924,990
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  372,715,044
--------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                  995,300       $   18,940,559
--------------------------------------------------------------------------------------------------------------------------

MACHINERY & TOOLS - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                   985,116       $   70,662,371
--------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                   254,200            7,167,192
--------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                    509,700           20,617,828
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   98,447,391
--------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                    979,300       $   30,994,845
--------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.2%
--------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                 440,600       $   17,412,512
--------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.6%
--------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                           495,600       $   15,561,840
--------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                1,343,150           65,075,618
--------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                             465,910           30,577,673
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  111,215,131
--------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.0%
--------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                         1,845,500       $   77,437,180
--------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                               291,500           15,545,695
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                           2,106,200          127,045,984
--------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                           3,277,100           91,824,342
--------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                   663,600           31,805,267
--------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  888,350           24,669,480
--------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                              404,900           42,650,983
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                       1,426,800           56,886,516
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  467,865,447
--------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                           7,264,000       $   66,700,657
--------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                 1,608,379           69,755,397
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  136,456,054
--------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                          1,522,300       $   68,564,392
--------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                           506,700           32,145,048
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  100,709,440
--------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.6%
--------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                            1,377,600       $   42,347,424
--------------------------------------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                              1,343,368       $   76,907,818
--------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                 299,400           13,443,060
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $   90,350,878
--------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                   3,030,000       $   66,205,500
--------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                              2,307,900           54,327,966
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  120,533,466
--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                         33,818,800       $   91,771,414
--------------------------------------------------------------------------------------------------------------------------

TELEPHONE SERVICES - 4.0%
--------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                6,056,700       $  138,153,327
--------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                3,107,100          128,105,733
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  266,259,060
--------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                          2,983,930       $  171,546,136
--------------------------------------------------------------------------------------------------------------------------

TRUCKING - 0%
--------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                      24,300       $    1,136,025
--------------------------------------------------------------------------------------------------------------------------

UTILITIES - ELECTRIC POWER - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                 798,500       $   33,049,915
--------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                    1,538,200          100,705,954
--------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                           1,281,900           32,265,423
--------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                 635,600           41,199,592
--------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                  465,000           19,395,150
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                             395,930           16,720,124
--------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                     619,070       $   32,160,687
--------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                    679,700           42,698,754
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  318,195,599
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,350,521,168)                                                              $6,548,615,074
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.02%, due 12/20/04                                                          $ 11,000,000       $   10,988,273
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.06%, due 12/01/04                                        65,835,000           65,835,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                               $ 76,823,273
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                         SHARES              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                 128,618,285       $  128,618,285
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., dated 11/30/04, due 12/01/04, total to be received
$96,887,517 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                         $ 96,882,000       $   96,882,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,652,844,726) ~                                                       $6,850,938,632
--------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.2)%                                                                       (147,804,626)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $6,703,134,006
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
~ As of November 30, 2004, one security representing $92,515,274 and 1.4% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report.

MFS VALUE FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 11/30/2004

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                               $5,677,782,727
                                                             ==============
Gross unrealized appreciation                                $1,230,870,607
Gross unrealized depreciation                                   (57,714,702)
                                                             --------------
Net unrealized appreciation (depreciation)                   $1,173,155,905
                                                             ==============


(C)2005 MFS Investment Management


MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 11/30/04

MFS(R) CASH RESERVE FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/2004

--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     PAR AMOUNT              $ VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 74.1%
--------------------------------------------------------------------------------------------------------------------------
AIG Funding, Inc., due 2/23/05                                                           $ 18,398,000       $   18,300,767
--------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., due 12/01/04                                                20,758,000           20,758,000
--------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., due 12/21/04                                                2,500,000            2,497,361
--------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., due 1/05/05 - 1/10/05                                                11,028,000           11,002,716
--------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., due 12/17/04                                                               5,519,000            5,514,266
--------------------------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, due 1/07/05                                                      12,000,000           11,974,963
--------------------------------------------------------------------------------------------------------------------------
Cafco LLC, due 2/02/05                                                                     22,903,000           22,818,030
--------------------------------------------------------------------------------------------------------------------------
Ciesco LP, due 1/07/05 - 1/10/05                                                           19,637,000           19,594,847
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 12/09/04 - 1/26/05                                21,356,000           21,334,169
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., due 1/24/05                                                                23,064,000           22,992,732
--------------------------------------------------------------------------------------------------------------------------
Cofco Capital Corp., due 1/11/05                                                            3,191,000            3,183,005
--------------------------------------------------------------------------------------------------------------------------
CRC Funding LLC, due 12/10/04                                                              24,328,000           24,317,052
--------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 12/10/04 - 2/22/05                                    20,824,000           20,796,599
--------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust, due 12/06/04 - 1/04/05                                                   23,100,000           23,065,633
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 2/08/05 - 2/17/05                                      20,902,000           20,799,283
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., due 2/22/05                                                      4,000,000            3,978,604
--------------------------------------------------------------------------------------------------------------------------
Govco, Inc., due 12/08/04 - 2/18/05                                                        20,898,000           20,844,023
--------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 12/08/04                                                   23,002,000           22,994,039
--------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/04 - 2/28/05                                             20,803,000           20,757,804
--------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., due 1/07/05                                                        14,000,000           13,968,776
--------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., due 1/18/05                                                      22,996,000           22,932,838
--------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 1/06/05 - 1/20/05                                         14,840,000           14,803,646
--------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 1/18/05                                                      5,625,000            5,609,400
--------------------------------------------------------------------------------------------------------------------------
UBS Finance, Inc., due 12/01/04                                                             9,061,000            9,061,000
--------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                                                                     $383,899,553
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.3%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, due 12/07/04 - 1/05/05                                                       $ 30,300,000       $   30,274,140
--------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, due 2/02/05                                                       4,320,000            4,303,973
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 2/09/05                                                        18,800,000           18,721,040
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, due 12/07/04 - 2/01/05                                                        31,146,000           31,114,154
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations, at Amortized Cost                                                 $   84,413,307
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.0%
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.06%, dated 11/30/04, due 12/01/04, total to be received
$51,894,969 (secured by various U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                                         $ 51,892,000       $   51,892,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                                              $  520,204,860
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.4)%                                                                         (2,058,100)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                         $  518,146,760
--------------------------------------------------------------------------------------------------------------------------

For more information see notes to financial statements as disclosed in the most recent semi-annual or annual report


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc.,  500 Boylson Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     MFS SERIES TRUST I
                ---------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: January 21, 2005
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: January 21, 2005
      ----------------

By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: January 21, 2005
      ----------------

* Print name and title of each signing officer under his or her signature.